UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 127.2%

Alabama — 1.6%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$805	$885,428
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,146,821

		5,032,249
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	845	869,175

Arizona — 0.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,685	1,736,258

California — 14.6%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	2,200	2,322,650
Sutter Health, Series B, 6.00%, 08/15/42	3,170	3,482,847
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	890	1,005,842
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	145	158,539
5.25%, 08/15/49	370	401,853
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	225	249,757
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	4,425	4,773,026
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(a):
5.00%, 12/01/41	290	309,935
5.00%, 12/01/46	455	484,934

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	$5,930	$6,357,138
5.25%, 05/15/39	800	837,216
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	428,774
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1:
5.13%, 06/01/47	2,165	2,164,957
5.75%, 06/01/47	1,630	1,645,518
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 08/01/42(b)	2,000	785,820
State of California, GO, Various Purposes:
6.00%, 03/01/33	2,525	2,755,229
6.50%, 04/01/33	14,925	15,760,949
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	874,557
Sub-Series I-1, 6.38%, 11/01/19(c)	1,185	1,286,590
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	595	595,381

		46,681,512
Colorado — 0.3%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,085,323

Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,435,363
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 07/01/20(c)	3,385	3,645,543

		5,080,906
Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,187,887

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	$1,165	$1,296,179
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,231,828

		6,715,894
District of Columbia — 3.9%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	435	497,488
Georgetown University Issue, 5.00%, 04/01/42	500	565,880
Kipp Charter School, Series A, 6.00%, 07/01/23(c)	240	289,433
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(b)	6,515	3,276,068
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,573,800
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33(b)	6,590	3,631,946
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(b)	4,830	2,541,739

		12,376,354
Florida — 3.4%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	470	489,392
5.00%, 05/01/48	1,175	1,207,324
Country of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	290	327,425
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,488,445
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,265,202
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	3,015	3,585,528

Security	Par (000)	Value
Florida (continued)
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	$2,250	$2,502,833

		10,866,149
Georgia — 1.9%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	600	683,904
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System, 4.00%, 08/15/48	1,825	1,864,384
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	515	597,642
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	137,774
Glynn-Brunswick Memorial Hospital Authority, RB, Southeast Georgia Health System Project, 5.00%, 08/01/47	2,500	2,749,850

		6,033,554
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,355	1,455,595

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	745	841,492

Illinois — 20.9%
Chicago Board of Education, GO, Dedicated Revenues:
Series H, 5.00%, 12/01/36	450	461,570
Refunding Series C, 5.00%, 12/01/25	815	869,849
Refunding Series F, 5.00%, 12/01/24	615	655,953
Refunding Series G, 5.00%, 12/01/34	450	463,721
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	1,750	1,803,795
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	4,555	4,856,996
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	782	786,637

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(c)	$5,865	$6,672,728
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,142,788
City of Chicago Illinois Waterworks, Refunding RB:
2nd Lien (AGM), 5.25%, 11/01/18(c)	875	899,605
2nd Lien (AGM), 5.25%, 11/01/33	260	266,562
2nd Lien Project, 5.00%, 11/01/42	915	982,371
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	858,146
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18(c)	5,000	5,183,000
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/47	200	217,544
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/50	100	107,534
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(c)	1,610	1,719,448
Presence Health Network, Series C, 4.00%, 02/15/41	3,230	3,218,469
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	4,315	4,538,129
Series B-2, 5.00%, 06/15/50	2,500	2,564,400
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	440	493,755
6.00%, 06/01/21	1,140	1,297,651
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	510	557,063
Series A (NPFGC), 6.70%, 11/01/21	3,325	3,683,003
Series C (NPFGC), 7.75%, 06/01/20	1,400	1,510,250
State of Illinois, GO:
5.00%, 02/01/39	1,540	1,593,992
Series A, 5.00%, 04/01/35	3,000	3,100,350
Series A, 5.00%, 04/01/38	3,490	3,601,854
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(c)	630	661,979

Security	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	$2,615	$2,928,905
Senior, Series C, 5.00%, 01/01/37	2,800	3,130,568
Series A, 5.00%, 01/01/38	1,980	2,203,641
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	985	1,077,088
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,804,312

		66,913,656
Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	790	932,990
7.00%, 01/01/44	1,905	2,259,444
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,637,520
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	450	482,787
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,430	1,529,814
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	405	437,177
Sisters of St. Francis Health Services, 5.25%, 11/01/19(c)	840	894,256
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(c)	2,290	2,406,240
5.75%, 05/01/31	505	529,392
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,422,057

		14,531,677
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	2,810	2,810,000
Midwestern Disaster Area, 5.50%, 12/01/22	10	10,174
Midwestern Disaster Area, 5.25%, 12/01/25	460	486,183
Midwestern Disaster Area, 5.88%, 12/01/26(a)	410	432,886

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$855	$892,313

		4,631,556
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	995	1,066,133
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM):
4.00%, 12/01/41	100	101,132
5.00%, 12/01/45	1,235	1,361,958
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(e)	1,200	1,107,216

		3,636,439
Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,695,592
Louisiana Public Facilities Authority, Refunding RB, Tulane University of Louisiana Project, 4.00%, 12/15/50	2,000	2,062,540
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,020	1,096,500
5.25%, 05/15/31	870	941,557
5.25%, 05/15/32	1,110	1,213,441
5.25%, 05/15/33	1,205	1,306,666
5.25%, 05/15/35	505	549,319

		10,865,615
Maryland — 0.8%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(c)	435	475,812
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	750	787,673
Maryland Health & Higher Educational Facilities Authority, RB:
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	420	476,637

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB (continued):
University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(f)	$660	$760,346

		2,500,468
Massachusetts — 2.1%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 04/01/44	1,370	1,204,120
Massachusetts Development Finance Agency, Refunding RB(a):
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	2,205	2,206,588
New Bridge Charles, Inc., 4.00%, 10/01/32	215	213,574
New Bridge Charles, Inc., 4.13%, 10/01/42	135	131,023
New Bridge Charles, Inc., 5.00%, 10/01/57	340	365,038
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(c)	990	1,038,282
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 06/01/40	1,680	1,707,418

		6,866,043
Michigan — 5.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,425	4,810,728
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(c)	760	823,931
5.50%, 05/15/36	620	659,345
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	880	960,599
Henry Ford Health System, 4.00%, 11/15/46	1,420	1,423,067

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, McLaren Health Care, Series A, 5.75%, 05/15/18(c)	$7,560	$7,655,332

		16,333,002
Mississippi — 1.4%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 04/01/22	3,000	3,463,290
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(c)	1,065	1,128,005

		4,591,295
Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	285,396
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	2,570	2,893,794
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	245	265,235

		3,444,425
Nebraska — 0.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 09/01/37	825	927,160
5.00%, 09/01/42	1,445	1,608,343

		2,535,503
New Jersey — 6.7%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,675	1,783,138
5.25%, 11/01/44	1,525	1,616,302
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,085	1,089,828
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,955	2,138,594
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,425	1,538,216

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	$2,240	$2,507,411
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(c)	1,245	1,412,726
Series A, 5.00%, 01/01/43	740	815,865
Series E, 5.00%, 01/01/45	2,615	2,922,001
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	445	468,759
Transportation Program, Series AA, 5.00%, 06/15/44	825	863,255
Transportation System, Series A, 5.50%, 06/15/41	1,635	1,735,340
Transportation System, Series B, 5.25%, 06/15/36	2,460	2,598,006

		21,489,441
New York — 15.3%
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	6,700	6,934,768
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	1,960	2,157,058
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,800	1,859,562
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,960	1,891,929
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	920	1,057,614
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18(c)	7,015	7,298,055
6.50%, 11/15/18(c)	580	603,403
6.50%, 11/15/28	1,810	1,883,776
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,045	1,168,749
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,910	1,869,317

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	$10,735	$11,951,275
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,220	1,307,364
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,860	3,072,298
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	340	372,749
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	850	932,569
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,288,513
6.00%, 12/01/42	1,250	1,380,700
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47	1,565	1,820,017

		48,849,716
North Carolina — 0.9%
North Carolina Medical Care Commission, Refunding RB(c):
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21	595	702,582
Carolina Village Project, 6.00%, 04/01/18	2,000	2,015,180

		2,717,762
Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	3,230	3,124,993
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	660	730,264
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	400	451,808

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$275	$301,713

		4,608,778
Pennsylvania — 2.0%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	445	498,507
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	635	693,909
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	850	942,182
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	1,989,962
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,035	1,094,575
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,239,081

		6,458,216
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,855	1,706,581
5.63%, 05/15/43	1,770	1,617,727

		3,324,308
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	820	892,250
Series B, 4.50%, 06/01/45	2,645	2,681,131
Series B, 5.00%, 06/01/50	2,945	3,071,399

		6,644,780
South Carolina — 4.8%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/40	3,280	3,520,293
AMT, 5.25%, 07/01/55	1,295	1,437,359
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	6,890,947

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$3,135	$3,500,949

		15,349,548
Tennessee — 0.6%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	995	1,066,133
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	690	763,526

		1,829,659
Texas — 8.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(c)	2,140	2,413,021
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20(c)	235	254,916
5.00%, 10/01/35	275	296,813
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	965	1,059,107
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	745	855,141
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(c)	455	561,438
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18(c)	2,000	2,095,200
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	1,000	1,066,980
Dallas/Fort Worth International Airport, Refunding ARB, AMT, Series E, 5.00%, 11/01/32	4,135	4,430,446
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	670	691,199

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 01/01/19(c)	$5,690	$5,935,353
1st Tier System, 6.25%, 01/01/39	1,310	1,363,317
5.00%, 01/01/38	925	1,022,680
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,220,680
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	3,018,395

		27,284,686
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	2,780	2,905,239
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	915	1,030,500

		3,935,739
Virginia — 2.1%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(g)	1,095	1,293,622
Lexington Industrial Development Authority, RB, Kendal St. Lexington, Series A, 5.00%, 01/01/48	820	884,534
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.25%, 01/01/32	1,615	1,780,990
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,940	2,190,008
Transform 66 P3 Project, 5.00%, 12/31/52	405	446,848

		6,596,002
Washington — 3.2%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT:
5.00%, 04/01/40	755	838,337
5.00%, 05/01/42	1,465	1,662,013
State of Washington, GO, Series D, 5.00%, 02/01/42	1,130	1,299,365
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,290	2,522,847

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	$3,700	$3,790,169

		10,112,731
Wisconsin — 3.7%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(c)	7,100	7,500,440
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,581,175
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,810	1,854,273
		11,935,888

Total Municipal Bonds — 127.2% (Cost — $380,121,990)		406,761,394

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	1,680	1,751,291

California — 7.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(i)	3,056	3,211,237
Series F-1, 5.63%, 04/01/19(c)	3,271	3,431,219
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(c)(i)	2,610	2,677,164
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(c)	9,480	10,057,901
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,075	3,529,623

Security	Par (000)	Value
California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(c)	$1,077	$1,137,364

		24,044,508
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(i)	2,129	2,215,306

Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(c)	5,679	6,171,110

Maryland — 0.7%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 07/01/41	2,290	2,322,541

Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,483,696

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(c)(i)	2,009	2,107,983

New York — 8.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,575	1,657,294
City of New York New York Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 06/15/18(c)	927	937,654
5.00%, 06/15/37	5,372	5,432,279
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	1,610	1,764,789
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,720	5,416,425
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	6,440	7,254,657

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$2,595	$2,974,363

		25,437,461
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,550	2,849,778

Ohio — 4.5%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(c)	13,843	14,341,334

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,340	2,710,258

South Carolina — 1.6%
South Carolina Public Service Authority, Refunding RB, Series A(c)(i):
5.50%, 01/01/19	398	412,635
5.50%, 01/01/19	4,603	4,771,219

		5,183,854
Texas — 2.7%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,520	2,798,265
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,750,149

Security	Shares/Par (000)	Value
Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$1,831	$2,047,208

		8,595,622
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(c)(i)	2,499	2,606,470

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.1% (Cost — $98,879,856)		102,821,212

Total Long-Term Investments — 159.3% (Cost — $479,001,846)		509,582,606

Short-Term Securities — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(j)(k)	6,058,910	6,059,516

Total Short-Term Securities — 1.9% (Cost — $6,058,976)		6,059,516

Total Investments — 161.2% (Cost — $485,060,822)		515,642,122
Other Assets Less Liabilities — 1.0%		3,269,041
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.4)%		(59,027,864)
VMTP Shares at Liquidation Value — (43.8)%		(140,000,000)

Net Assets — 100.0%		$319,883,299

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to April 1, 2025 is $15,744,299.
(j)	Annualized 7-day yield as of period end.

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT)

(k)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	16,387	6,042,523	6,058,910	$6,059,516	$44,218	$1,523	$540

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	24	03/20/18	$2,918	$70,123
Long U.S. Treasury Bond	89	03/20/18	13,155	451,168
5-Year U.S. Treasury Note	45	03/29/18	5,162	80,351

				$601,642

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.As of January 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$509,582,606	$—	$509,582,606
Short-Term Securities	6,059,516	—	—	6,059,516

	$6,059,516	$509,582,606	$—	$515,642,122

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$601,642	$—	$—	$601,642

(a)	See above Schedule of Investments for values in each industry, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(58,865,874)	$—	$(58,865,874)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(198,865,874)	$—	$(198,865,874)

During the period ended January 31, 2018, there were no transfers between levels.

11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date:	March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date:	March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date:	March 21, 2018